Other receivables and prepaid expenses (Details - Other receivables) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Receivables [Abstract]
Other receivables	$ 3,900	$ 0
Prepaid expenses	18,995	18,050
Total	$ 22,895	$ 18,050